BALANCE SHEETS (USD $)	Jan. 31, 2012	Apr. 30, 2011
Current Assets
Cash and equivalents	$ 1,575	$ 4,675
Total current assets	1,575	4,675
Total Assets	1,575	4,675
Current Liabilities:
Loans from Shareholders	0	2,500
Accounts Payable	3,294	3,194
Total current liabilities	3,294	5,694
Total liabilities	3,294	5,694
Stockholders' Equity
Common Stock, $0.001 par value, 75,000,000 shares authorized, 4,580,000 shares issued and outstanding (4,500,000 shares issued and outstanding as at April 30, 2011)	4,580	4,500
Additional paid-in-capital	1,520	0
Deficit accumulated during the development stage	(7,819)	(5,519)
Total stockholders' equity	(1,719)	(1,019)
Total liabilities and stockholders' equity	$ 1,575	$ 4,675